Financial Instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial Instrument [Abstract]
Fair value through profit or loss Warrants held-for-trading	$ 1,082	$ 1,326
Embedded derivative asset	6,600	0
Available-for-sale Investment in marketable securities	673	365
Financial assets	$ 8,355	$ 1,691